Deferred tax	12 Months Ended
Dec. 31, 2022
Deferred Income Taxes [Abstract]
Deferred tax	Deferred tax
United Kingdom
The Group have recognised deferred tax assets and liabilities at December 31, 2022 and 2021. In light of the Group’s history of losses, recovery of the whole deferred tax asset is not sufficiently certain, and therefore a deferred tax asset has been recognised only to the extent that there is a deferred tax liability in the form of fixed asset temporary differences.

Recognised	December 31,
	2022	2021
	£’000	£’000
Deferred tax asset
Short term temporary differences	7,312	2,108

Deferred tax liability
Fixed asset temporary differences	(7,312)	(2,108)
	—	—

Not recognised	December 31,
	2022	2021
	£’000	£’000
Deferred tax asset
Losses and other deductions	41,827	11,480
Short term temporary differences	531	20,276
	42,358	31,756
Austria
A net deferred tax liability of £7,072,000 (2021: £7,121,000) has been recognised consisting of a deferred tax asset of £nil (2021: £1,190,000 relating to losses of £4,761,000) offset by a deferred tax liability of £7,072,000 (2021: £8,312,000) relating to intangible assets acquired as part of the Group’s acquisition of Allcyte, see note 28.

United States of America
The Group has a recognised deferred tax asset of £1,008,000 (2021: £nil) relating to short term timing differences and an unrecognised deferred tax asset of £660,000 (2021: £653,000) relating to losses of £3,144,000 (2021: £2,456,000).